"Wal-Mart","Common","931142 10",208815,3890732,"Sole","N/A","Sole"
"Procter & Gamble","Common","742718 10",5564,62400,"Sole","N/A","Sole"
"General Electric","Common","369604 10",4920,171574,"Sole","N/A","Sole"
"Johnson & Johnson","Common","478160 10",4522,87473,"Sole","N/A","Sole"
"Exxon Mobil Corp.","Common","30231G 10",4117,114648,"Sole","N/A","Sole"
"Intel","Common","458140 10",3710,178300,"Sole","N/A","Sole"
"HCA","Common","197677 10",3594,112200,"Sole","N/A","Sole"
"Ebay","Common","278642 10",3432,33000,"Sole","N/A","Sole"
"Microsoft","Common","594918 10",3410,133000,"Sole","N/A","Sole"
"Apollo","Common","376042 04",3318,53700,"Sole","N/A","Sole"
"Bank One Corp.","Common","06423A 10",3178,85500,"Sole","N/A","Sole"
"Merrill Lynch","Common","590188 10",3155,67600,"Sole","N/A","Sole"
"IBM","Common","459200 10",3143,38100,"Sole","N/A","Sole"
"Minn. Mining & Mfg.","Common","604059 10",3035,23538,"Sole","N/A","Sole"
"First Data Corp","Common","319963104",2942,71000,"Sole","N/A","Sole"
"American Express","Common","025816 10",2855,68300,"Sole","N/A","Sole"
"Lowe's","Common","548661107",2804,65300,"Sole","N/A","Sole"
"Citigroup","Common","172967 10",2803,65500,"Sole","N/A","Sole"
"Carnival Cruise Lines","Common","143658 10",2727,83900,"Sole","N/A","Sole"
"Best Buy","Common","086516 10",2718,61900,"Sole","N/A","Sole"
"Pfizer Inc.","Common","717081 10",2674,78319,"Sole","N/A","Sole"
"Caterpillar","Common","149123 10",2671,48000,"Sole","N/A","Sole"
"Dell Computer","Common","247025 10",2493,78300,"Sole","N/A","Sole"
"Amer Intl Group","Common","26874107",2435,44131,"Sole","N/A","Sole"
"Anheuser Busch","Common","035229 10",2334,45724,"Sole","N/A","Sole"
"Viacom Inc. Class B","Common","925524 30",2252,51600,"Sole","N/A","Sole"
"Marsh & McLennan","Common","571748 10",2150,42100,"Sole","N/A","Sole"
"ConocoPhillips","Common","718507 10",2131,38900,"Sole","N/A","Sole"
"Freddie Mac","Common",,2046,40300,"Sole","N/A","Sole"
"Burlington Resources","Common","122014 10",1995,36900,"Sole","N/A","Sole"
"McKesson","Common","58155Q 10",1994,55800,"Sole","N/A","Sole"
"Bank of America","Common","60505104",1972,24960,"Sole","N/A","Sole"
"Verizon Communications","Common","92343V104",1928,48886,"Sole","N/A","Sole"
"Ace LTD","Common",,1923,56100,"Sole","N/A","Sole"
"Bed Bath & Beyond Inc.","Common","75896100",1886,48600,"Sole","N/A","Sole"
"IDEC Pharmaceuticals","Common","449370105",1884,55500,"Sole","N/A","Sole"
"SBC Communications","Common","78387G 10",1783,69800,"Sole","N/A","Sole"
"Lexmark","Common","529771107",1648,23300,"Sole","N/A","Sole"
"Intuit, Inc.","Common","461202 10",1645,36900,"Sole","N/A","Sole"
"Dow Chemical","Common","260543103",1640,53000,"Sole","N/A","Sole"
"Abbott Laboratories","Common","002824 10",1620,37024,"Sole","N/A","Sole"
"Washington Mutual","Common","939322 10",1610,39000,"Sole","N/A","Sole"
"Bank N.Y.","Common","064057 10",1610,56000,"Sole","N/A","Sole"
"BellSouth","Common","79860102",1504,56500,"Sole","N/A","Sole"
"Affiliated Computer","Common","8190100",1445,31600,"Sole","N/A","Sole"
"United Technologies","Common","913017 10",1437,20300,"Sole","N/A","Sole"
"Southwest Airlines","Common","844741 10",1353,78700,"Sole","N/A","Sole"
"MBNA Corp.","Common","55262L100",1344,64500,"Sole","N/A","Sole"
"Southern Co.","Common","842587107",1308,42000,"Sole","N/A","Sole"
"Stryker Corp","Common","863667101",1213,17500,"Sole","N/A","Sole"
"UnitedHealth Group","Common","91324P102",1185,23600,"Sole","N/A","Sole"
"FPL Group","Common","302571104",1163,17400,"Sole","N/A","Sole"
"Fifth Third Bancorp","Common","316773 10",1113,19400,"Sole","N/A","Sole"
"General Dynamics","Common","369550108",1109,15300,"Sole","N/A","Sole"
"Walgreen","Common","931422 10",1094,36373,"Sole","N/A","Sole"
"Diebold Inc.","Common","253651103",1025,23700,"Sole","N/A","Sole"
"International Paper","Common","460146 10",946,26500,"Sole","N/A","Sole"
"Merck & Company","Common","589331 10",859,14203,"Sole","N/A","Sole"
"Cisco Systems","Common","17275R 10",840,50078,"Sole","N/A","Sole"
"Home Depot","Common","437076 10",831,25100,"Sole","N/A","Sole"
"Altria Group Inc.","Common","718154107",767,16900,"Sole","N/A","Sole"
"Autozone Inc","Common","53332102",759,10000,"Sole","N/A","Sole"
"Alcoa Inc.","Common","13817101",678,26600,"Sole","N/A","Sole"
"Amgen","Common","031162 10",626,9500,"Sole","N/A","Sole"
"ChevronTexaco","Common","166764100",592,8200,"Sole","N/A","Sole"
"PepsiCo","Common","713448108",565,12700,"Sole","N/A","Sole"
"Schering Plough","Common","806605 10",520,28000,"Sole","N/A","Sole"
"S&P 100 Ishrs","Common",,514,10440,"Sole","N/A","Sole"
"Texas Instruments","Common","882508 10",487,27700,"Sole","N/A","Sole"
"Xilinx","Common","983919102",486,19234,"Sole","N/A","Sole"
"Wells Fargo","Common","949746101",473,9400,"Sole","N/A","Sole"
"FedEx Corp.","Common","31428X 10",459,7400,"Sole","N/A","Sole"
"Anadarko Petroleum","Common","32511107",418,9400,"Sole","N/A","Sole"
"Bristol Myers Squibb","Common","110122108",399,14700,"Sole","N/A","Sole"
"Kohl's Corp","Common","500255104",369,7200,"Sole","N/A","Sole"
"EMC Corp.","Common","268648 10",367,35100,"Sole","N/A","Sole"
"US Bancorp","Common","917292 10",365,14900,"Sole","N/A","Sole"
"Wyeth","Common","026609 10",359,7900,"Sole","N/A","Sole"
"PTEK Holdings","Common","69366M 10",359,71400,"Sole","N/A","Sole"
"Eli Lilly","Common","532457 10",331,4800,"Sole","N/A","Sole"
"General Motors","Common","370442105",327,9100,"Sole","N/A","Sole"
"Harley Davidson","Common","412822108",301,7560,"Sole","N/A","Sole"
"Target Corp","Common","87612E 10",287,7600,"Sole","N/A","Sole"
"Weyerhaeuser","Common","962166104",286,5300,"Sole","N/A","Sole"
"J P Morgan Chase & Co","Common",,280,8200,"Sole","N/A","Sole"
"FleetBoston Financial","Common","339030108",277,9340,"Sole","N/A","Sole"
"H J Heinz","Common","423074103",240,7300,"Sole","N/A","Sole"
"Adobe Systems","Common","00724F101",211,6600,"Sole","N/A","Sole"
"Fiserv Inc","Common","337738108",206,5800,"Sole","N/A","Sole"
"S&P Midcap (MDY)","Common",,206,2350,"Sole","N/A","Sole"
"Honeywell International","Common","438516106",204,7600,"Sole","N/A","Sole"
"Unit E F Hutton Tel Tr # 001","Common",,36,15000,"Sole","N/A","Sole" "Secured Data Inc","Common",,0,10000,"Sole","N/A","Sole"